Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table provides information relating to Other income (in millions):

	Years Ended December 31,
	2019	2018
Gain on reinsurance recaptures	$—	$47.0
Gain on investment in Inseego	—	34.4
Other income (expenses), net	6.2	(3.6)
Total	$6.2	$77.8

Restricted Cash and Cash Equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash to amounts reported within the Consolidated Balance Sheets and Consolidated Statements of Cash Flows (in millions):

	December 31,
	2019	2018
Cash and cash equivalents, beginning of period	$315.9	$87.0
Restricted cash included in other assets	5.4	1.0
Total cash and cash equivalents and restricted cash	$321.3	$88.0

Cash and cash equivalents, end of period	$228.8	$315.9
Restricted cash included in other assets	1.6	5.4
Total cash and cash equivalents and restricted cash	$230.4	$321.3

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash to amounts reported within the Consolidated Balance Sheets and Consolidated Statements of Cash Flows (in millions):

	December 31,
	2019	2018
Cash and cash equivalents, beginning of period	$315.9	$87.0
Restricted cash included in other assets	5.4	1.0
Total cash and cash equivalents and restricted cash	$321.3	$88.0

Cash and cash equivalents, end of period	$228.8	$315.9
Restricted cash included in other assets	1.6	5.4
Total cash and cash equivalents and restricted cash	$230.4	$321.3

Schedule of Corrections	The impact to the Loss per share amounts previously reported for the year ended December 31, 2019 is included in the table below:

	Years Ended December 31, 2019
	As Reported	Adjustment	As Revised
Net loss attributable to common stock and participating preferred stockholders	$(31.5)	$(31.5)	$(31.5)

Percentage of loss allocated to:
Common stock	94.3%	5.7%	100.0%
Unvested restricted stock	1.3%	(1.3)%	—%
Preferred stock	4.4%	(4.4)%	—%

Net loss attributable to common stock, basic and diluted	$(29.7)	$(1.8)	$(31.5)

Net loss attributable to participating security holders - Basic	$(0.66)	$(0.04)	$(0.70)
Net loss attributable to participating security holders - Diluted	$(0.66)	$(0.04)	$(0.70)